Property, Plant and Equipment, Net (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 2,163,710	¥ 1,671,684